Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

Balances with related parties during the period as follows.

Name of party	Relationship
Egor Romanyuk	Majority Shareholder of the Company
Fareed Aljawhari	Director of the company and shareholder
Rajesh Venkataraman	Shareholder of the Company

12.1 Due to related parties

	December 31, 2024		December 31, 2023
	USD	AED	AED
Mr. Egor Romanyuk	2,645,851	9,715,566	5,436,740
Mr. Fareed Aljawhary	2,905,778	10,670,015	-
Mr. Rajesh Venkataraman	233,063	855,806	-
	5,784,692	21,241,387	5,436,740

Loan from Mr. Egor Romanyuk

During the year ended December 31, 2024 and 2023, the Company entered into the following related party transactions:

			December 31, 2024			December 31, 2023
	Amount	%	Management	Total	Total	Management	Total
Date of Loan	(AED)	(annual)	Fee (AED)	(AED)	(USD)	Fee (AED)	(AED)
May 1, 2023	3,968,987	20%	1,322,996	5,291,980	1,441,170	529,198	4,498,185
December 11, 2023	446,857	20%	94,417	541,274	147,405	5,045	451,902
December 25, 2023	365,300	20%	74,435	439,735	119,754	1,375	366,675
December 31, 2023	119,978	0%	-	119,978	32,674	-	119,978
May 18, 2024	175,025	20%	35,005	210,030	57,198	-	-
August 16, 2024	372,323	20%	74,465	446,788	121,674	-	-
September 30, 2024	219,527	20%	43,905	263,432	71,741	-	-
October 18, 2024	300,000	20%	60,000	360,000	98,039	-	-
October 28, 2024	150,000	20%	30,000	180,000	49,020	-	-
November 6, 2024	78,758	20%	15,752	94,510	25,738	-	-
November 8, 2024	78,758	20%	15,752	94,510	25,738	-	-
December 4, 2024	1,761,600	0%	-	1,761,600	479,739	-	-
Total	8,037,113		1,766,727	9,803,837	2,669,890	535,618	5,436,740
Repayments during the year				(88,271)	(24,039)		-
Net Balance				9,715,566	2,645,851		5,436,740

These transactions are considered related party transactions and have been conducted on terms agreed upon between the parties involved. In connection with these loans, the Company will repay this amount within one month after IPO.

The Company reviewed and determined that imputed interest expense of Amount Due Without Fees (interest-free loan) is immaterial for the period ended December 31, 2024 and 2023.

Loan from Mr. Fareed Aljawhary

During the period ended December 31, 2024, the Company entered into the following related party transactions with Mr. Fareed Aljawhary:

			Balance at
		Principal	December 31, 2024
		Amount	Total	Total
	Commission	(AED)	(AED)	(USD)
January 31, 2024	0%	2,000,000	475,201	129,412
February 29, 2024	0%	1,913,600	1,848,886	503,509
March 31, 2024	0%	1,180,000	1,140,095	310,483
April 30, 2024	0%	475,000	458,937	124,983
May 31, 2024	0%	2,500,000	2,415,455	657,804
July 31, 2024 - 1	0%	1,139,507	1,101,266	299,909
July 31, 2024 - 2	0%	146,120	141,216	38,458
October 26, 2024	0%	500,000	484,391	131,915
November 22, 2024	0%	793,797	762,984	207,784
December 11, 2024	0%	1,908,400	1,841,584	501,521
		12,556,424	10,670,015	2,905,778

The Company received a loan amounting to AED 12,556,424, repaid AED 1,500,000 and minus imputed interests of AED 386,409, the balance for the year ended December 31, 2024 amount to AED 10,670,015. This loan does not carry any associated management fee. In connection with these loans, the Company will repay this amount within one month after IPO. The initial fair value of loans received in 2024 was determined to be AED 7,145,140 (USD 1,945,844), which was determined using an estimated effective interest rate of 20% and estimated maturity date of March 11, 2025. The difference between the face value and the fair value of the loans received in 2024 of AED 1,546,443 ($421,145) has been recognized as additional paid in capital during the year ended December 31, 2024. Imputed interest expense of loans received in 2024 is AED 1,160,034 ($315,913) for the year ended December 31, 2024.

Loan from Mr. Rajesh Venkataraman

On October 25, 2024, the Company received a loan of AED 700,000 from Mr. Rajesh Venkataraman for operational purposes. The loan agreement specifies a monthly management fee of 10% on the principal amount. The loan, along with the accumulated management fee, is scheduled for repayment within three months after the IPO. As of December 31, 2024, the total outstanding amount, including the management fee, is AED 855,806.

12.2. Payable for shares

	December 31, 2024		December 31, 2023
	USD	AED	AED
Payable for ordinary share (note 2)	27,233	100,000	100,000
	27,233	100,000	100,000

Micropolis Holding acquired 100 shares of Micropolis Dubai for a total consideration of AED 100,000. The transaction has been recorded as a payable in the financial statements, reflecting the obligation to settle the purchase price for the acquired shares.